Intangible Assets, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense of intangible	¥ 1,630,950	$ 237,212	¥ 879,968	¥ 1,309,605
Other, net	27,655		64,501		$ 4,022
Impairment charges recognized on the intangible asset	¥ 0		¥ 0	¥ 0